Document and Entity Information	Aug. 14, 2023
Document Type	8-K
Document Period End Date	Aug. 14, 2023
Entity File Number	001-35994
Entity Registrant Name	NightHawk Biosciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2844103
Entity Address, Address Line One	627 Davis Drive
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001476963
Amendment Flag	false
Common Stock
Title of 12(b) Security	Common Stock, $0.0002 par value per share
Trading Symbol	NHWK
Security Exchange Name	NYSEAMER
Common Stock Purchase Rights
Title of 12(b) Security	Common Stock Purchase Rights
Trading Symbol	None
Security Exchange Name	NYSEAMER